PGIM Jennison Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 7.3%
Airbus SE (France)	42,782	$10,062,002
Boeing Co. (The)*	43,706	8,260,434
General Electric Co.	22,643	6,757,803
Northrop Grumman Corp.	16,983	9,718,522
RTX Corp.	91,028	15,921,708
		50,720,469
Automobiles 2.2%
General Motors Co.	205,276	15,091,891
Banks 11.7%
Bank of America Corp.	296,064	15,883,833
JPMorgan Chase & Co.	105,475	33,022,113
M&T Bank Corp.	41,368	7,869,021
PNC Financial Services Group, Inc. (The)	68,858	13,132,598
Truist Financial Corp.	235,876	10,968,234
		80,875,799
Beverages 0.7%
PepsiCo, Inc.	33,462	4,977,138
Biotechnology 1.5%
AbbVie, Inc.	46,714	10,636,778
Broadline Retail 1.5%
Amazon.com, Inc.*	44,249	10,319,752
Building Products 1.9%
Johnson Controls International PLC	111,941	13,019,858
Capital Markets 3.5%
Blackstone, Inc.	41,092	6,016,691
Goldman Sachs Group, Inc. (The)	21,631	17,868,071
		23,884,762
Chemicals 2.2%
DuPont de Nemours, Inc.	115,393	4,589,180
Linde PLC	25,723	10,554,661
		15,143,841
Communications Equipment 2.2%
Cisco Systems, Inc.	200,324	15,412,929
Consumer Staples Distribution & Retail 3.6%
Walmart, Inc.	227,563	25,147,987
Electric Utilities 0.7%
Alliant Energy Corp.	75,044	5,213,307
Entertainment 1.5%
Walt Disney Co. (The)	102,689	10,727,920
Ground Transportation 1.4%
Union Pacific Corp.	40,578	9,407,198

PGIM Jennison Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 1.0%
GE HealthCare Technologies, Inc.	85,118	$6,808,589
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	19,500	6,430,515
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	22,780	7,103,260
Household Durables 1.5%
Toll Brothers, Inc.	71,946	10,060,209
Industrial Conglomerates 1.8%
3M Co.	73,022	12,563,435
Industrial REITs 1.2%
Prologis, Inc.	63,216	8,125,152
Insurance 4.8%
Chubb Ltd.	26,998	7,996,267
Lincoln National Corp.	172,626	7,101,834
Marsh & McLennan Cos., Inc.	34,537	6,335,813
MetLife, Inc.	153,686	11,766,200
		33,200,114
Interactive Media & Services 5.1%
Alphabet, Inc. (Class A Stock)	84,479	27,048,486
Meta Platforms, Inc. (Class A Stock)	12,225	7,921,189
		34,969,675
IT Services 0.9%
International Business Machines Corp.	19,552	6,033,356
Machinery 3.0%
Caterpillar, Inc.	11,923	6,864,787
Parker-Hannifin Corp.	16,332	14,073,284
		20,938,071
Multi-Utilities 5.5%
CenterPoint Energy, Inc.	325,426	13,010,531
NiSource, Inc.	426,320	18,813,502
Public Service Enterprise Group, Inc.	77,240	6,451,085
		38,275,118
Oil, Gas & Consumable Fuels 8.0%
Cheniere Energy, Inc.	37,850	7,890,211
Chevron Corp.	72,240	10,917,631
Exxon Mobil Corp.	124,611	14,444,907
Shell PLC, ADR	131,248	9,682,165
Williams Cos., Inc. (The)	198,741	12,109,289
		55,044,203

PGIM Jennison Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products 2.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	61,246	$5,761,411
Unilever PLC (United Kingdom), ADR	152,479	9,238,703
		15,000,114
Pharmaceuticals 5.0%
AstraZeneca PLC (United Kingdom), ADR	117,115	10,858,903
Eli Lilly & Co.	13,125	14,115,544
Roche Holding AG, ADR	195,462	9,348,947
		34,323,394
Residential REITs 1.6%
Camden Property Trust	101,223	10,764,054
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.*	54,718	11,902,806
Broadcom, Inc.	29,201	11,766,835
Qnity Electronics, Inc.	57,696	4,678,569
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	38,036	11,087,874
Texas Instruments, Inc.	40,932	6,887,628
		46,323,712
Software 2.3%
Microsoft Corp.	22,746	11,191,259
Oracle Corp.	24,366	4,920,714
		16,111,973
Specialized REITs 1.3%
Gaming & Leisure Properties, Inc.	203,881	8,874,940
Specialty Retail 1.2%
Lowe’s Cos., Inc.	34,548	8,377,199
Technology Hardware, Storage & Peripherals 1.3%
Dell Technologies, Inc. (Class C Stock)	66,401	8,854,573
Trading Companies & Distributors 1.1%
United Rentals, Inc.	9,308	7,587,695

Total Long-Term Investments (cost $418,618,164)		686,348,980

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $3,921,854)(wb)	3,921,854	3,921,854

TOTAL INVESTMENTS 99.9% (cost $422,540,018)		690,270,834
Other assets in excess of liabilities 0.1%		653,116

Net Assets 100.0%		$690,923,950

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

PGIM Jennison Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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